Financial instruments - Additional Information (Detail) - AUD ($)	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2019
Disclosure of detailed information about financial instruments [line items]
Net assets denominated in foreign currencies	$ 34,958,000	$ 58,088,000
Net Liabilities denominated in foreign currencies	16,320,000	20,237,000
Cash and cash equivalents	7,361,112	27,586,760	$ 8,764,000	$ 5,434,000
Foreign currency risk [member]
Disclosure of detailed information about financial instruments [line items]
Net assets denominated in foreign currencies	$ 3,999,645
Net Liabilities denominated in foreign currencies		$ 17,608,845
Foreign currency risk [member] | US dollars [member]
Disclosure of detailed information about financial instruments [line items]
Hypothetical percentage change in risk	10.00%	10.00%
Interest rate risk [member]
Disclosure of detailed information about financial instruments [line items]
Hypothetical percentage change in risk	1.00%	1.00%
Favourable/adverse effect on profit before tax and equity	$ 73,611	$ 275,867